CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Feb. 28, 2021	Feb. 29, 2020
Accounts payable	$ 353,778,000	$ 117,770,000
Deferred revenue - current	1,387,493,000	780,167,000
Amounts due to related parties	3,488,000	4,361,000
Accrued expenses and other current liabilities	911,283,000	552,650,000
Income tax payable	65,138,000	46,650,000
Operating lease liability - current	382,671,000	304,960,000
Deferred revenue - non-current	30,005,000	833,000
Deferred tax liabilities - non-current	10,333,000	7,789,000
Long-term debt		261,950,000
Operating lease liability - noncurrent	1,193,564,000	949,919,000
VIE's
Accounts payable	334,579,000	104,231,000
Deferred revenue - current	1,328,473,000	733,253,000
Amounts due to related parties	3,396,000	4,264,000
Accrued expenses and other current liabilities	750,204,000	470,519,000
Income tax payable	51,037,000	43,233,000
Short-term Debt	0	0
Operating lease liability - current	349,547,000	276,712,000
Deferred revenue - non-current	30,005,000	833,000
Deferred tax liabilities - non-current	10,109,000	7,197,000
Bond payable, Non-current	0	0
Long-term debt	0	0
Operating lease liability - noncurrent	$ 1,123,508,000	$ 883,603,000
Common Class A
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, shares issued (in shares)	147,995,578	132,895,675
Common shares, shares outstanding (in shares)	147,995,578	132,895,675
Common Class B
Common shares, shares issued (in shares)	66,939,204	66,941,204
Common shares, shares outstanding (in shares)	66,939,204	66,941,204